FEDERAL HOME LOAN BANK ADVANCES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Advances from Federal Home Loan Banks [Abstract]
2016	$ 995,485
2018	15,000,000
Total	$ 15,995,485	$ 2,487,745